Intangible Assets, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Intangible Assets, Net
Gross carrying value	¥ 3,578,751,000	¥ 2,427,475,000
Accumulated amortization	(1,921,418,000)	(1,008,040,000)
Total	1,657,333,000	1,419,435,000		$ 238,061
Amortization expenses	905,600,000	542,700,000	¥ 260,600,000
Impairment charge	0	0	¥ 0
Licensed copyrights of content
Intangible Assets, Net
Gross carrying value	3,072,959,000	1,997,175,000
Accumulated amortization	(1,736,608,000)	(921,565,000)
Total	¥ 1,336,351,000	1,075,610,000
Weighted-average useful lives	3 years 2 months 12 days
License rights of mobile games
Intangible Assets, Net
Gross carrying value	¥ 71,703,000	18,098,000
Accumulated amortization	(35,863,000)	(15,163,000)
Total	35,840,000	2,935,000
Domain names and others
Intangible Assets, Net
Gross carrying value	434,089,000	412,202,000
Accumulated amortization	(148,947,000)	(71,312,000)
Total	¥ 285,142,000	¥ 340,890,000